Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Jul. 31, 2013 WuXi App Tec Shanghai Co Ltd and WuXi Pharm Research Associates	Apr. 12, 2013 WuXi App Tec Shanghai Co Ltd and WuXi Pharm Research Associates	Dec. 31, 2013 Shanghai Lechen	Dec. 31, 2012 Shanghai Lechen	Dec. 31, 2011 Shanghai Lechen	Dec. 31, 2013 Wuxi MedImmune Research And Development	Dec. 31, 2013 WuXi Pharm Research Associates Research Fee
Related Party Transaction [Line Items]
Agency service fee			$ 0.1	$ 0.1	$ 0.1
Related parities revenue						4.2
Related parities fee							0.04
Amount of loan agreement		1.2
Repayment amount of loan agreement	$ 0.2